Share-Based Compensation and Other Related Information - Summary of Options Outstanding (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock option plans, vesting period		3 years
Stock option plans, exercisable		$ 20.27
Stock option plans, expiration period		2023
Grant date fair value of share options			$ 15
Weighted average share price of stock option exercised	$ 21.78	$ 20.74